Related parties - Summary of key management personnel compensation (Executive Board and Management Board Banking) (Parenthetical) (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of key management personnel compensation [abstract]
Percentage saving allowances	3.50%	3.50%
Collective saving allowances for loss pension benefits	€ 110,111	€ 107,539